UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Sansome Street, Suite 2900
		San Francisco, CA  94104

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Carter C. Bick
Title:	Manager
Phone:	(415) 835-3884

Signature, Place and Date of Signing:

	/s/ Carter C. Bick			San Francisco, CA	February 10, 2000
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Page 1

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			     0

Form 13F Information Table Entry Total:		    22

Form 13F Information Table Value Total:		  538,120


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

Page 2


NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES			INV.		OTHER	AUTH
					CLASS				X1000				DISC		MGR

AGILE SOFTWARE CORP DEL		OTC EQ		00846X105	4,584		21100		SOLE		ARBO	21100
AMAZON COM INC			OTC EQ		023135106	914		12000		SOLE		ARBO	12000
AMERICA ONLINE INC-DEL		COMMON		02364J104	6,677		88000		SOLE		ARBO	88000
CACHEFLOW INC COM			OTC EQ		126946102	261		2000		SOLE		ARBO	2000
CLARENT CORP				OTC EQ		180461105	5,831		75000		SOLE		ARBO	75000
CISCO SYSTEMS INC			OTC EQ		17275R102	33,744		315000		SOLE		ARBO	315000
ECHOSTAR COMMUNICATIONS CO	OTC EQ		278762109	14,625		150000		SOLE		ARBO	150000
E PIPHANY INC			OTC EQ		26881V100	223		1000		SOLE		ARBO	1000
***GEMSTAR INTERNATIONAL G	OTC EQ		G3788V106	35,411		497000		SOLE		ARBO	497000
HNC SOFTWARE INC			OTC EQ		40425P107	25,845		244400		SOLE		ARBO	244400
INTERNAP NETWORK SVCS CORP	OTC EQ		45885A102	53,440		308900		SOLE		ARBO	308900
I2 TECHOLOGIES INC			OTC EQ		465754109	3,900		20000		SOLE		ARBO	20000
INTERWOVEN INC			OTC EQ		46114T102	608		5000		SOLE		ARBO	5000
VA LINUX SYS INC			OTC EQ		91819B105	207		1000		SOLE		ARBO	1000
MICROSOFT CORP			OTC EQ		594918104	7,122		61000		SOLE		ARBO	61000
MICROMUSE INC			OTC EQ		595094103	28,560		168000		SOLE		ARBO	168000
***NOKIA CORP-SPONSORED AD	COMMON		654902204	3,821		20000		SOLE		ARBO	20000
ORACLE SYSTEMS CORP		OTC EQ		68389X105	11,206		100000		SOLE		ARBO	100000
SONERA CORP PLC			OTC EQ		835433202	8,926		128900		SOLE		ARBO	128900
SILVERSTREAM SOFTWARE INC	OTC EQ		827907106	595		5000		SOLE		ARBO	5000
VIGNETTE CORP			OTC EQ		926734104	140,408	861400		SOLE		ARBO	861400
VERITAS SOFTWARE CORP		OTC EQ		923436109	151,212	1056500	SOLE		ARBO	1056500


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